FINANCIAL INSTRUMENTS - Schedule of Outstanding Forward Foreign Exchange Contracts Balances (Detail) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule Of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
Foreign Currency Amount	$ 14,082				$ (18,796)	$ (4,952)
British Pound Sterling [Member]
Schedule Of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
Foreign Currency Amount | £		£ 21,376
US Dollar Amount	$ 26,332
Weighted Average Exchange Rate Per $1 USD	0.0081
Singapore Dollar [Member]
Schedule Of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
Foreign Currency Amount				$ 2,400
US Dollar Amount	$ 1,843
Weighted Average Exchange Rate Per $1 USD	0.013
Euro [Member]
Schedule Of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
Foreign Currency Amount | €			€ 2,435
US Dollar Amount	$ 2,700
Weighted Average Exchange Rate Per $1 USD	0.009